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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.     Name and Address of issuer:

       Alliance Quasar Fund, Inc.
       1345 Avenue of the Americas
       New York, NY  10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
       box but do not list series or classes):             /x/


3.     Investment Company Act File Number:

         811-1716

       Securities Act File Number:

         2-29901


4(a).  Last day of fiscal year for which this Form is filed:

       September 30, 2001


4(b).  /  /   Check box if this Form is being filed late (i.e.,
              more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).  /  /   Check box if this is the last time the issuer will
              be filing this Form.

5.     Calculation of registration fee:



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       (i)    Aggregate sale price of securities
              sold during the fiscal year
              pursuant to section 24(f):             $343,148,135


      (ii)    Aggregate price of securities
              redeemed or repurchased during the
              fiscal year:                           $392,425,464

     (iii)    Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no
              earlier than October 11, 1995 that
              were not previously used to reduce
              registration fees payable to the
              Commission:                            $681,250,725
                                                     ------------

      (iv)    Total available redemption credits
              [add Items 5(ii) and 5(iii)]:        $1,073,676,189
                                                   --------------

       (v)    Net sales - if Item 5(i) is
              greater than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:                      $0
                                                               --

      (vi)    Redemption credits available for
              use in future years - if Item 5(i)
              is less than Item 5(iv) [subtract
              Item 5(i) from Item 5(iv)]:          ($730,528,054)
                                                     ------------

     (vii)    Multiplier for determining
              registration fee (See Instruction
              C.9):                                     x$.000239
                                                          -------

    (viii)    Registration fee due [multiply
              Item 5(v) by Item 5(vii)] (enter
              "0" if no fee is due):                          =$0
                                                                -


6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October
       11, 1997, then report the amount of securities


                                2



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       (number of shares or other units) deducted here:       N/A
                                                              ---

       If there is a number of shares or other units that
       were registered pursuant to rule 24e-2 remaining
       unsold at the end of the fiscal year for which this
       form is filed that are available for use by the
       issuer in future fiscal years, then state that
       number here:                                           N/A
                                                              ---

7.     Interest due - if this Form is being filed more
       than 90 days after the end of the issuer's fiscal
       year (see Instruction D):                            +$N/A
                                                              ---


8.     Total of the amount of the registration fee due
       plus any interest due [line 5(viii)plus line 7]:       =$0

                                                                -


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:

       /  /   Wire Transfer
       /  /   Mail or other means























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                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/  Domenick Pugliese
                             ---------------------------
                                  Domenick Pugliese
                                  Assistant Secretary

Date   December 15, 2001


*Please print the name and title of the signing officer below the signature.




































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